Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events:

As of January 1, 2017, Ceres and Morgan Stanley Wealth Management became wholly-owned subsidiaries of Morgan Stanley Domestic Holdings, Inc. (“MSD Holdings”). Prior to January 1, 2017, Ceres and Morgan Stanley Wealth Management were wholly-owned subsidiaries of MSSBH. MSD Holdings is ultimately owned by Morgan Stanley.

Effective January 1, 2017, the monthly management fee paid by TT II, LLC to Transtrend was reduced to 1/12th of 0.85% (a 0.85% annual rate) of the net assets as of the first day of each month.

Effective February 27, 2017, TT II, LLC changed its name from Morgan Stanley Smith Barney TT II, LLC to CMF TT II, LLC.

Effective February 27, 2017, Boronia I, LLC changed its name from Morgan Stanley Smith Barney Boronia I, LLC to CMF Boronia I, LLC.

Effective February 27, 2017, Aspect I, LLC changed its name from Morgan Stanley Smith Barney Aspect I, LLC to CMF Aspect I, LLC.

Ceres has evaluated the subsequent events through the date the financial statements are issued and has determined that there were no additional subsequent events requiring adjustment to or disclosure in each respective Partnership’s financial statements.